ORDINARY SHARES - Textual information (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Ordinary Shares | Ordinary share capital
ORDINARY SHARES
Par value per share (in $ per share)	$ 0.001	$ 0.001